Document and Entity Information	9 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	AMMO, INC.
Entity Central Index Key	0001015383
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false